Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments of Certain Guarantees Classified Based on Internal Ratings) (Detail) - Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees - JPY (¥)
¥ in Billions
		Sep. 30, 2017	Mar. 31, 2017
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		¥ 4,729	¥ 4,519
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	[1]	3,808	3,477
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		¥ 921	¥ 1,042

[1]	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.